Schedule of accounts receivable net (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Credit Loss [Abstract]
Accounts receivable	$ 420,630	$ 570,038	$ 590,691
Less: Allowance for expected credit losses	(7,233)	(9,802)	(9,802)
Total accounts receivable, net	$ 413,397	$ 560,236	$ 580,889